Financial obligations - Total financial obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial obligations
Beginning balance	$ 587,062	$ 633,083	$ 592,342
New obligations	161,894	0	80,000
Increase through new leases, liabilities arising from financing activities	19,885	0	0
Payments of financial obligations	(186,152)	(45,222)	(32,599)
Short-term lease payments	(7,596)	0	0
Increase of debt issuance costs	(728)	0	(480)
Movement of lease obligations	(4,786)	0	0
Accrual of debt issuance costs in results, note 27(a)	2,109	1,024	909
Exchange difference	0	384	(165)
Increase in interest for debt restructuring	0	(2,207)	0
Accrual of debt issuance costs capitalized	0	0	272
Sale of asset under lease agreement	0	0	(7,196)
Final balance	$ 571,688	$ 587,062	$ 633,083